UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Principal
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 05/20/2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      49
Form 13F Information Table Value Total:       $138,009


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      206     7986 SH       SOLE                     7986        0        0
American Express Co            COM              025816109     2673    64789 SH       DEFINED                 63844        0      945
Amgen Inc                      COM              031162100     3236    54077 SH       DEFINED                 53337        0      740
Automatic Data Processing Inc  COM              053015103     5781   129988 SH       DEFINED                128088        0     1900
Avery Dennison Corp            COM              053611109     2631    72250 SH       DEFINED                 72100        0      150
BP P.L.C. Spons ADR            COM              055622104      826    14467 SH       SOLE                    14467        0        0
Bristol-Myers Squibb Co        COM              110122108      475    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1494    36089 SH       DEFINED                 35669        0      420
Carnival Corp                  COM              143658300     2726    70125 SH       DEFINED                 69140        0      985
Chevron Corp New               COM              166764100      962    12688 SH       DEFINED                 11542        0     1146
Devon Energy Corp              COM              25179M103     3458    53673 SH       DEFINED                 52442        0     1231
Disney Walt Co.                COM              254687106     3913   112101 SH       DEFINED                110576        0     1525
EMC Corporation                COM              268648102     2952   163613 SH       DEFINED                162078        0     1535
Ecolab Inc                     COM              278865100     2910    66220 SH       DEFINED                 65235        0      985
Electronic Arts                COM              285512109      694    37194 SH       SOLE                    37194        0        0
Exxon Mobil Corp               COM              30231G102     3359    50154 SH       SOLE                    50154        0        0
FPL Group Inc                  COM              302571104      322     6660 SH       SOLE                     6660        0        0
General Electric Co            COM              369604103     2734   150218 SH       DEFINED                150003        0      215
Hewlett-Packard Co             COM              428236103     5542   104277 SH       DEFINED                102702        0     1575
Intl Business Machines         COM              459200101     6381    49752 SH       DEFINED                 49202        0      550
JPMorgan Chase & Co            COM              46625H100     3452    77140 SH       DEFINED                 75955        0     1185
Jacobs Engineering             COM              469814107     1252    27695 SH       DEFINED                 27325        0      370
Johnson & Johnson              COM              478160104     4848    74351 SH       DEFINED                 73686        0      665
Life Technologies              COM              53217V109     1188    22730 SH       DEFINED                 22410        0      320
McDonalds Corp                 COM              580135101      474     7100 SH       SOLE                     7100        0        0
Medtronic Inc                  COM              585055106     1809    40166 SH       DEFINED                 39641        0      525
Microsoft Corp                 COM              594918104     6026   205743 SH       DEFINED                202993        0     2750
Motorola Inc                   COM              620076109      208    29623 SH       SOLE                    29623        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      131    41160 SH       SOLE                    41160        0        0
Nordstrom Inc                  COM              655664100     5411   132449 SH       DEFINED                130364        0     2085
Omnicom Group                  COM              681919106     5446   140323 SH       DEFINED                138603        0     1720
Pepsico Inc                    COM              713448108     6340    95824 SH       DEFINED                 94814        0     1010
Pfizer Inc                     COM              717081103     1449    84497 SH       SOLE                    84497        0        0
Pitney Bowes Inc               COM              724479100      539    22025 SH       SOLE                    22025        0        0
Precision Castparts Corp       COM              740189105     2796    22065 SH       DEFINED                 21755        0      310
Procter & Gamble Company       COM              742718109     8292   131053 SH       DEFINED                129808        0     1245
Qualcomm Inc.                  COM              747525103      575    13710 SH       SOLE                    13710        0        0
Raytheon Co                    COM              755111507      433     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101     1252    26825 SH       DEFINED                 26455        0      370
Sara Lee Corp                  COM              803111103      151    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     6362   100257 SH       DEFINED                 98827        0     1430
Stericycle Inc.                COM              858912108     2022    37095 SH       DEFINED                 36555        0      540
Swift Energy Co                COM              870738101     1653    53778 SH       DEFINED                 52378        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     4390    69595 SH       DEFINED                 68645        0      950
Texas Instruments Incorporated COM              882508104      392    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2374   101836 SH       DEFINED                100870        0      966
Wal Mart Stores Inc            COM              931142103     7467   134302 SH       DEFINED                132907        0     1395
Walgreen Co.                   COM              931422109     6034   162692 SH       DEFINED                161002        0     1690
Western Union Corp             COM              959802109     1968   116038 SH       DEFINED                114128        0     1910